Significant Accounting Policies (Details) - USD ($)		12 Months Ended
	Mar. 12, 2021	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies
Cash		$ 374,304	$ 803,809
Cash equivalents		0	0
Federal depository insurance coverage		$ 250,000
Number of warrants issued		14,450,833
Unrecognized tax benefits		$ 0	0
Unrecognized tax benefits accrued for interest and penalties		$ 0	$ 0
Income tax provision (in perentage)		8.90%
Statutory tax rate		21.00%	21.00%
Anti-dilutive securities attributable to warrants (in shares)		14,450,833
Initial Public Offering
Significant Accounting Policies
Number of units sold	33,350,000	33,350,000